Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 2,725,996	$ 5,494,523
Accounts receivable	133,337	156,127
Restricted Cash	35,000	35,000
Inventory	660,391	551,008
Prepaid expenses and other current assets	246,570	167,642
Total current assets	3,801,294	6,404,300
Long-term assets
Property and equipment, net	102,560	85,745
Goodwill	718,003	718,003
Other intangible assets, net	817,465	916,807
Other assets	125,530	76,340
Total assets	5,564,852	8,201,195
Current liabilities
Accounts payable	537,891	695,056
Accrued compensation and other current liabilities	1,169,487	1,632,679
Total current liabilities	1,707,378	3,192,735
Long-term liabilities
Other liabilities	142,739	109,404
Total liabilities	2,129,655	4,977,379
Commitments and contingencies (Note 7)
Stockholders’ equity
Common stock, $0.001 par value, 100,000,000 shares authorized, 16,786,952 and 14,017,909 shares issued and outstanding at December 31, 2016 and December 31, 2015, respectively.	16,786	14,018
Additional paid-in-capital	101,730,285	89,456,466
Accumulated deficit	(98,311,887)	(86,246,673)
Total stockholders’ equity	3,435,197	3,223,816
Total liabilities and stockholders’ equity	5,564,852	8,201,195
Series A Convertible Preferred Stock [Member]
Stockholders’ equity
Convertible preferred stock	0	5
Series B Convertible Preferred Stock [Member]
Stockholders’ equity
Convertible preferred stock	13	0
Series A Warrant Liability [Member]
Long-term liabilities
Convertible preferred stock warrant liability	194,048	1,212,803
Series B Warrant Liability [Member]
Current liabilities
Series B warrant liability	0	865,000
Series C Warrant Liability [Member]
Long-term liabilities
Convertible preferred stock warrant liability	$ 85,490	$ 462,437